Convertible Notes (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares
Convertible Notes (Textual)
Face amount	$ 400
Bear interest rate	8.00%
Fair value of convertible component in convertible loan	$ 138
Convertible Loan Agreement [Member]
Convertible Notes (Textual)
Convertible loan agreement, description	The Company entered into several Convertible Loan Agreement, on the same terms, in the aggregate amount of $965. The terms of the Convertible Loan Agreements require repayment of the borrowed amount by the one-year anniversary of the Effective Time, unless, at our discretion, and subject to its compliance with any and all terms of the material terms of the Convertible Loan Agreements, the term of such loans is extended for an additional twelve (12) month period. The terms of the Convertible Loan Agreements also provide that we may repay any portion of the remaining outstanding loan amount, without penalty, provided, however, that the Company provides the specific lender with three business days' written notice prior to such repayment, during which time the lender may elect to convert any or all of the outstanding loan amount into shares of common stock of the Company. The Convertible Loan Agreements bear simple interest at a rate equal to 15% per annum, payable on the 15th day of each calendar month.
Third Party Appraiser [Member]
Convertible Notes (Textual)
Fair value of derivative	$ 132
Fair value of convertible component in convertible loan	129
Debentures and market interest rates	332
Loan amount	64
Third Party Appraiser One [Member]
Convertible Notes (Textual)
Face amount	$ 15,000
Bear interest rate	80.00%
Original conversion price | $ / shares	$ 0.374
Fair value of derivative	$ 143
Fair value of convertible component in convertible loan	138
Loan amount	$ 822